Differences between Financial Statements and Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements, as of December 31, to the Form 5500:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$6,386,710	$5,757,075
Deemed distributions of participant loans	(100)	(37)
Adjustments from contract value to fair value for fully benefit-responsive contracts	(5,416)	(13,107)
Net assets available for benefits per Form 5500	$6,381,194	$5,743,931
The following is a reconciliation of total additions per the financial statements to total additions per the Form 5500 for the year ended December 31:

(in thousands)	2025
Total additions per the financial statements	$1,122,282
Adjustment from contract value to fair value for fully-benefit responsive investment contracts at December 31, 2025	(5,416)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at December 31, 2024	13,107
Total additions per Form 5500	$1,129,973

The following is a reconciliation of total deductions per the financial statements to total deductions per the Form 5500 for the year ended December 31:

(in thousands)	2025
Total deductions per the financial statements	$492,647
Deemed distributions of participant loans at December 31, 2025	100
Deemed distributions of participant loans at December 31, 2024	(37)
Total deductions per Form 5500	$492,710